DIVIDENDS	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
DIVIDENDS
20.	DIVIDENDS
On Mach 12, 2020, Melco paid a quarterly dividend of $0.05504 per share, and during the year ended December 31, 2020, Melco recorded total amount of quarterly dividend of $79,116 as a distribution against retained earnings.
In May 2020, the Company suspended its quarterly dividend program due to the impact of the
COVID-19
pandemic.
On March 14, 2019, May 30, 2019, August 15, 2019 and November 22, 2019, Melco paid quarterly dividends of $0.0517, $0.0517, $0.05504 and $0.05504 per share, respectively, and during the year ended December 31, 2019, Melco recorded a total amount of quarterly dividends of $300,995 as distributions against retained earnings.
On March 7, 2018, May 23, 2018, August 15, 2018 and November 29, 2018, Melco paid quarterly dividends of $0.045, $0.045, $0.04835 and $0.04835 per share, respectively, and during the year ended December 31, 2018, Melco recorded a total amount of quarterly dividends of $271,531, with $1,214 and $270,317 as distributions against additional paid-in
capital and retained earnings, respectively.